SUBSEQUENT EVENTS (Tables)	12 Months Ended
Sep. 30, 2024
SUBSEQUENT EVENTS
Schedule of pro forma financial statements after deducting the underwriting discounts and other offering expenses paid

Pro forma balance sheet as of September 30, 2024

	Actual	Adjustment	Pro forma
Cash	$410,716	$7,852,813	$8,263,529
Restricted cash	4,564	—	4,564
Accounts receivable, net	5,298,006	—	5,298,006
Inventories, net	70,681	—	70,681
Advance to vendors	1,124,030	—	1,124,030
Prepayments and other current assets	40,990	—	40,990
Deferred issuance costs	138,463	(138,463)	—
TOTAL CURRENT ASSETS	7,087,450	7,714,350	14,801,800

Property and equipment, net	39,707	—	39,707
Operating lease right of use assets	13,122	—	13,122
Deferred tax assets, net	88,445	—	88,445
TOTAL NONCURRENT ASSETS	141,274	—	141,274
TOTAL ASSETS	$7,228,724	$7,714,350	$14,943,074

Accounts payable	$2,860,703	$—	$2,860,703
Advance from customers	425,116	—	425,116
Accrued expenses and other liabilities	297,360	—	297,360
Due to related parties	228,951	—	228,951
Taxes payable	341,217	—	341,217
Operating lease liabilities, current portion	13,122	—	13,122
TOTAL CURRENT LIABILITIES	4,166,469	—	4,166,469

Class A Ordinary shares, 13,760,000 ordinary shares issued and outstanding	3,440	518	3,958
Class B Ordinary shares, 2,000,000 ordinary shares issued and outstanding	500	—	500
Additional paid in capital	4,821,992	7,713,833	12,535,825
Statutory reserves	35,448	—	35,448
Accumulated deficit	(1,704,065)	—	(1,704,065)
Accumulated other comprehensive loss	(186,134)	—	(186,134)
TOTAL SHAREHOLDERS’ EQUITY	2,971,181	7,714,350	10,685,531
Non-controlling interest	91,074	—	91,074
TOTAL EQUITY	3,062,255	7,714,350	10,776,605

TOTAL LIABILITIES AND EQUITY	$7,228,724	$7,714,350	$14,943,074

NOTE 12 — SUBSEQUENT EVENTS (Continued)

Pro forma statements of operations and comprehensive loss for the year ended September 30, 2024

	Actual	Adjustment	Pro forma
Revenues	$10,101,647	$—	$10,101,647
Cost of revenues	(7,786,717)	—	(7,786,717)
Gross profit	2,314,930	—	2,314,930

Operating expenses:
Selling and marketing	(385,513)	—	(385,513)
General and administrative	(703,233)	—	(703,233)
Research and development	(2,515,015)	—	(2,515,015)
Total operating expenses	(3,603,761)	—	(3,603,761)
Loss from operations	(1,288,831)	—	(1,288,831)

Other income (expense):
Financial income (expense), net	209	—	209
Other income, net	(14,791)	—	(14,791)
Total other expenses, net	(14,582)	—	(14,582)

Loss before income taxes	(1,303,413)	—	(1,303,413)
Income tax (expense)	(86,311)	—	(86,311)
Net loss	(1,389,724)	—	(1,389,724)
Less: net income attributable to non-controlling interests	(88,089)	—	(88,089)
Net loss attributable to shareholders	(1,477,813)	—	(1,477,813)

Other comprehensive loss
Net loss	(1,389,724)	—	(1,389,724)
Foreign currency translation adjustments	66,618	—	66,618
Comprehensive loss	(1,323,106)	—	(1,323,106)
Less: Comprehensive income attributable to non-controlling interests	(88,089)	—	(88,089)
Comprehensive loss attributable to shareholders	(1,411,195)	—	(1,411,195)

Loss per share
Basic and diluted	$(0.09)	$—	$(0.08)
Weighted average number of shares outstanding
Basic and diluted	15,760,000	2,070,000	17,830,000